McGuireWoods LLP 201 North Tryon Street Charlotte, NC 28202 Phone: 704.343.2000 Fax: 704.343.2300 www.mcguirewoods.com

August 19, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:Park Sterling Corporation common stock

Ladies and Gentlemen:

On behalf of Park Sterling Corporation, a North Carolina corporation (the "Registrant"), and pursuant to the Securities Act of 1933, as amended (the "Act"), we are transmitting herewith for filing with the Securities and Exchange Commission (the "Commission") the Registrant's Amendment No. 2 to Registration Statement on Form S-4 (File No. 333-174041), with exhibits.

Please call the undersigned at 704.343.2185 or Richard W. Viola at 704.343.2149 if you have any questions with respect to this filing.

Very truly yours,

/s/ Knut L. Nodeland

Knut L. Nodeland